Stock Plan (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Proceeds from reserved for stock awards	$ 250,000		$ 2,000,000
Stock Plan [Member]
Shares awarded under stock plan	98,857,857	965,000	642,857	706,618
Shares reserved	9,925,000